Related Party Transactions And Balances - Schedule of Transactions with Major Related Parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Revenues	¥ 17,249	¥ 7,373
Cost of revenue	69,333	51,814	¥ 28,614
iSNOB Holding Limited | Technology Service
Related Party Transaction [Line Items]
Revenues		600
Tencent Group | Marketing Services Revenues
Related Party Transaction [Line Items]
Revenues	1,081
Tencent Group | Cloud Technology Services
Related Party Transaction [Line Items]
Cost of revenue	51,940	27,796	4,749
Tencent Group | Processing Fees
Related Party Transaction [Line Items]
Cost of revenue	17,393	24,018	¥ 23,865
JM Weshop (Cayman) Inc.
Related Party Transaction [Line Items]
Other income	476
JM Weshop (Cayman) Inc. | Technology Service
Related Party Transaction [Line Items]
Revenues	¥ 16,168	¥ 6,773